Offsetting (Details) - Offsetting Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 190,587	$ 158,247
Gross Amounts Offset in the Statement of Financial Condition	(182,528)	(142,271)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	8,059	15,976
Futures and Forward Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	182,528	142,271
Gross Amounts Offset in the Statement of Financial Condition	(182,528)	(142,271)
Net Amounts of Liabilities Presented in the Statement of Financial Condition	0	0
Options Written on Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	8,059	15,976
Gross Amounts Offset in the Statement of Financial Condition	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Condition	$ 8,059	$ 15,976